Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals)	3 Months Ended
Mar. 31, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 115,000